--------------------------------------------------------------------------------
                                                                    GLOBAL VALUE
--------------------------------------------------------------------------------

AllianceBernstein
Global Value Fund

Semi-Annual Report
May 31, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2001

Dear Shareholder:

We are pleased to provide the first shareholder report for AllianceBernstein Global Value Fund (the "Fund"). This report discusses the performance and market activity for the semi-annual reporting period ended May 31, 2001.

Investment Objective and Policies

This open-end Fund invests primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time buy currency futures contracts or currency forward contracts.

Investment Results

The following table provides performance results for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the period since the Fund's inception on March 29, 2001 through May 31, 2001.

INVESTMENT RESULTS*
Period Ended May 31, 2001

                                                               -----------------
                                                                 Total Returns
                                                               -----------------
                                                               Since Inception**
--------------------------------------------------------------------------------

AllianceBernstein Global Value Fund
  Class A                                                                  2.60%
--------------------------------------------------------------------------------
  Class B                                                                  2.40%
--------------------------------------------------------------------------------
  Class C                                                                  2.40%
--------------------------------------------------------------------------------
MSCI World Index                                                           5.90%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns since the Fund's inception on March 29, 2001 and are based on the net asset value (NAV) of each class of shares as of May 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The unmanaged Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted index that measures the performance of stock markets in 22 developed countries. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Value Fund.


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                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

** The Fund's inception date for all share classes is March 29, 2001. Data for the MSCI World Index is from the closest month-end after the Fund's inception date.

      Additional investment results appear on pages 6-7.

Since the Fund's inception on March 29, 2001, it has underperformed its benchmark. The underperformance primarily occurred in April when stock markets around the world were particularly strong and the Fund was still investing its cash inflows. The Fund was not able to fully catch the wave of market strength in the early going. In May, however, the Fund gained slightly in a down market. The Fund's holdings outperformed relative to their home markets, particularly in the U.S. and the U.K., and their sectors, which included consumer cyclicals, capital equipment and finance.

Market Overview

Concern about the pace of economic and corporate-profit growth around the world has been the key investment issue driving markets so far this year. Fears have focused on the risk that the U.S. will lead the rest of the world into a slowdown. Also economic indicators indeed have weakened in all major regions since the start of the year. Many investors appear to think the U.S. is doing its part to right the course, with the U.S. Federal Reserve cutting interest rates five separate times for a half-point each between January and May. Many also find the European Central Bank (ECB) to be lagging in terms of taking aggressive countermeasures, which may cause major European economies to slow more abruptly than they might have.

In our view, the situations in the U.S. and Europe differ starkly. The U.S. had enjoyed a genuine economic boom that created excesses in production capacity, particularly in technology-related industries and consumer spending, which in turn has caused low savings rates and high debt. Moreover, high exposure to equities among U.S. households will make them feel the effects of recent stock-market declines more acutely than in other parts of the world.

These excesses present in the U.S. do not exist in Europe. While a U.S. economic slowdown could spill over to Europe if U.S. demand for European goods weakens, Europe's business capital spending has not been as extreme, and its households are less debt-burdened and -- with less money invested in the equity markets -- less vulnerable to recent declines in the stock market. In addition, while economic concerns are less intense in Europe than the U.S., they are also less central to the mission of the ECB. In the U.S., the Fed is charged with balancing the goals of low unemployment and low inflation (the former sometimes suggesting lower interest rates while the latter would indicate higher ones). In contrast, the ECB has a singular mission: fight inflation. Despite economic sluggishness, there are signs that inflation is on the rise in many markets. In this light, the ECB's


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

tighter monetary policy may prove most beneficial in the end. Finally, maintaining higher relative interest rates also helps boost the attractiveness of the European currency, the euro, which has been battered by negative economic sentiment.

Japan is its own story. The Japanese government's apparent inability to make tough structural reforms has dragged down its economy for years. The landslide election of Prime Minister Junichiro Koizumi -- based on promises of radical reform -- raised hopes for real change, but some were criticizing him for being slow to follow through on this commitment by the end of the Fund's reporting period. Since then, Mr. Koizumi has outlined some tough prospective economic reforms. In addition, he is expected to gain a clearer picture of his power base following legislative elections in July, which may better position him to take aggressive measures.

In terms of where the Fund is putting its investment emphasis, we find the U.S. market somewhat unattractive right now, and therefore have an underweighted position, for several reasons. First, following significant outperformance over the past decade, the broad U.S. market remains relatively expensive based on virtually all standard valuation metrics. Second, while stock mispricings in the market had reached extreme levels, which created vast opportunities for active managers like the Fund to exploit, the lowest-priced stocks have outperformed the most expensive for more than a year, closing this gap significantly. Finally, the U.S. dollar appears extremely overvalued. If it declines against other currencies as we expect, foreign equity returns would get an extra boost for unhedged U.S. investors. For all these reasons, the Fund is underweighting the U.S. market at present. The Fund is favoring Europe, while underweighting Japan.

Economic Commentary

Continuing uncertainty about global economic growth may appear to be hostile to stocks considered sensitive to economic cycles, but the Fund has seen abundant opportunities in such companies. These cyclical industries have traditionally gone through boom/bust cycles, investing heavily in new capacity when times are good, and then being saddled with more capacity than they can use once demand falls. This time has been different.

During periods of peak demand in recent years, companies in the steel, paper, chemicals and oil industries have exhibited remarkable restraint in building new capacity. Instead, many have used their excess cash flow to acquire competitors and absorb existing capacity to improve efficiency. Others used their cash to buy back some of their outstanding shares at depressed prices, which boosts future earnings per share for remaining shareholders. Such strategies should leave these businesses less vulnerable to a downturn, and help them restore profitability quickly once the cycle reverses. As many of these


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

stocks are priced as if the companies will be battered just as badly in past slumps, the Fund sees these as attractive opportunities.

This time around, it is "New Economy" industries like technology and telecommunications that have been whipsawed the most by a boom/bust cycle. In the U.S., technology stocks were at the forefront of the Internet boom. However, aggressive spending to expand production followed by an abrupt falloff in customers' technology investments have left these companies with excess capacity that will not be quickly absorbed. In Europe, telecommunications companies were to benefit from the New Economy by delivering advanced services to customers' homes, offices and cell phones. But after committing huge sums to secure licenses and build next-generation systems, these companies are facing a longer-than-expected timetable to recoup their investments. Both groups of stocks have fallen precipitously in markets around the world, but they were so expensive starting out that declines on the order of 50% have been insufficient to make most of them attractively priced, given their diminished earnings prospects. The Fund is keeping a close eye on these stocks to see if their prices become more interesting, but in our view they are not there yet. Current Fund positions in both groups are far below their index weight.

Investment Opportunities

The current environment has created several areas of opportunity. One is automobile manufacturing, where investor fears of a global slowdown appear to be overshadowing the ability of some companies to sustain profitability by increasing their shares of strategically important markets. In banking, concerns that peak profitability has no place to go but down have caused banking stocks to fall worldwide. As a result, we believe prices for select institutions do not reflect their unique competitive strengths. And in the oil sector, fears about a potentially meaningful drop in prices, which appear to overlook ongoing capacity constraints, has caused select companies to become attractively valued.

Market Outlook

For the past several years, a single decision--how much Internet-related stocks to own--has dominated performance in global markets. At the outset, exposure to these stocks was quite beneficial, while more recently, it has been highly negative. The end result of this process has been to unwind some of the vast price differences across sectors that existed just a year or so ago. Now stock picking has become more critical, and that is where the Fund seeks to excel--by using one of the industry's largest research efforts to intensively analyze companies and pinpoint those offering strong return prospects. As discussed above, there are still considerable opportunities in the global markets, as many companies continue to be priced at levels that fail to reflect their real earnings prospects. These stocks are poised to outperform as investors recognize the resiliency of their earnings power. We believe the Fund is positioned to take advantage of these situations.


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4 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you for your interest and investment in AllianceBernstein Global Value Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the coming periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Andrew S. Adelson

Andrew S. Adelson
Vice President


/s/ Kevin F. Simms

Kevin F. Simms
Vice President


/s/ Seth J. Masters

Seth J. Masters
Vice President

[PHOTO]     John D. Carifa

[PHOTO]     Andrew S. Adelson

[PHOTO]     Kevin F. Simms

[PHOTO]     Seth J. Masters

Portfolio Manager, Andrew S. Adelson, leads efforts for the international and global equities efforts at Bernstein and has 23 years of investment experience. Kevin F. Simms is director of research for international equities at Bernstein and has 12 years of investment experience. Seth J. Masters heads the emerging-markets equities effort at Bernstein and has 17 years of investment experience.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2001 (unaudited)

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $5.8
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01

COUNTRY BREAKDOWN

  51.7% United States
  11.2% United Kingdom              [PIE CHART OMITTED]
   5.6% Japan
   5.4% Netherlands
   4.4% Switzerland
   4.2% France
   4.1% Canada
   4.0% Germany
   3.4% Spain
   2.3% Italy
   1.2% Finland
   0.9% Portugal
   0.5% Hong Kong
   0.4% Taiwan
   0.4% Australia
   0.3% Sweden

SECTOR BREAKDOWN

  26.9% Financial
  10.6% Energy                      [PIE CHART OMITTED]
   8.9% Consumer Cyclicals
   7.8% Industrial Commodities
   6.5% Utilities
   5.0% Medical
   4.8% Consumer Staples
   4.5% Capital Equipment
   3.9% Services
   3.6% Technology
   2.5% Telecommunications
   2.2% Construction & Housing
   1.2% Consumer Growth
   1.1% Transportation
   0.5% Non-Financial

  10.0% Short-Term

All data as of May 31, 2001. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

CUMULATIVE TOTAL RETURNS AS OF MAY 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
     Since Inception*                       2.60%                    -1.72%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
     Since Inception*                       2.40%                    -1.60%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
     Since Inception*                       2.40%                     1.40%

SEC CUMULATIVE TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2001)

                                      Class A          Class B           Class C
                                       Shares           Shares            Shares
--------------------------------------------------------------------------------
      Since Inception*                 -3.07%           -3.00%             0.00%

The Fund's investment results represent cumulative total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will vary due to different expenses associated with this class.

A substantial amount of the Fund's assets may be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date: 3/29/01 for all share classes.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2001 (unaudited)

                                                                      Percent of
Company                                        U.S. $ Value           Net Assets
--------------------------------------------------------------------------------
Novartis AG                                       $ 117,718                 2.0%
--------------------------------------------------------------------------------
Phillips Petroleum Co.                              114,913                 2.0
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                   112,950                 1.9
--------------------------------------------------------------------------------
Sears, Roebuck & Co.                                 94,715                 1.6
--------------------------------------------------------------------------------
ING Groep NV                                         93,766                 1.6
--------------------------------------------------------------------------------
Bank of Montreal                                     89,078                 1.5
--------------------------------------------------------------------------------
Norfolk Southern Corp.                               86,463                 1.5
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                            84,851                 1.5
--------------------------------------------------------------------------------
Bank of America Corp.                                68,137                 1.2
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation               62,890                 1.1
--------------------------------------------------------------------------------
                                                  $ 925,481                15.9%

MAJOR PORTFOLIO CHANGES
March 29, 2001(a) to May 31, 2001 (unaudited)
                                                      --------------------------
                                                                Shares
                                                      --------------------------
Purchases                                             Bought    Holdings 5/31/01
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                      2,250               2,250
--------------------------------------------------------------------------------
Banco Santander Central Hispano, SA                    7,700               7,700
--------------------------------------------------------------------------------
Bank of Montreal                                       3,530               3,530
--------------------------------------------------------------------------------
Dow Chemical Co.                                       2,575               2,575
--------------------------------------------------------------------------------
ING Groep NV                                           1,440               1,440
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                 3,900               3,900
--------------------------------------------------------------------------------
Novartis AG                                            3,100               3,100
--------------------------------------------------------------------------------
Phillips Petroleum Co.                                 1,775               1,775
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                              1,400               1,400
--------------------------------------------------------------------------------
Sears, Roebuck & Co.                                   2,375               2,375
--------------------------------------------------------------------------------

(a) Commencement of operations.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2001 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-76.3%

United States Investments-35.3%

Financial-9.9%
Major Regional Banks-3.9%
Bank of America Corp. ......................             1,150      $     68,137
Bank One Corp. .............................               475            18,810
First Union Corp. ..........................             1,800            58,050
FleetBoston Financial Corp. ................               750            31,193
KeyCorp.....................................               300             7,134
National City Corp. ........................             1,350            39,555
Regions Financial Corp. ....................               125             3,879
                                                                    ------------
                                                                         226,758
                                                                    ------------
Multi-Line Insurance-1.3%
Aetna, Inc.(a)..............................               850            19,847
CIGNA Corp. ................................               600            56,682
                                                                    ------------
                                                                          76,529
                                                                    ------------
Property - Casualty Insurance-1.1%
Chubb Corp. ................................               200            15,070
St. Paul Companies, Inc. ...................               900            45,540
                                                                    ------------
                                                                          60,610
                                                                    ------------
Savings & Loan-3.6%
Federal Home Loan Mortgage Corporation......               950            62,890
Federal National Mortgage Association.......               700            57,708
Golden West Financial Corp. ................               575            36,656
Washington Mutual, Inc. ....................             1,500            53,430
                                                                    ------------
                                                                         210,684
                                                                    ------------
                                                                         574,581
                                                                    ------------
Consumer Cyclicals-5.2%
Apparel Manufacturing-0.8%
V. F. Corp. ................................             1,100            45,496
                                                                    ------------
Autos & Auto Parts OEMS-0.3%
Genuine Parts Co. ..........................               650            18,571
                                                                    ------------
Household - Appliances/Durables-0.7%
Whirlpool Corp. ............................               650            40,878
                                                                    ------------
Retailers-2.6%
Federated Department Stores, Inc.(a)........               450            20,160
May Department Stores Co. ..................               900            29,430
Sears, Roebuck & Co. .......................             2,375            94,715
TJX Companies, Inc. ........................               100             3,346
                                                                    ------------
                                                                         147,651
                                                                    ------------


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                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Tire & Rubber Goods-0.8%
Goodyear Tire & Rubber Co. .................             1,625      $     47,304
                                                                    ------------
                                                                         299,900
                                                                    ------------
Energy-4.0%
Oils - Integrated Domestic-3.5%
Amerada Hess Corp. .........................               600            51,384
Occidental Petroleum Corp. .................             1,250            37,463
Phillips Petroleum Co. .....................             1,775           114,913
                                                                    ------------
                                                                         203,760
                                                                    ------------
Oils - Integrated International-0.5%
Conoco, Inc. Cl.A...........................             1,000            30,920
                                                                    ------------
                                                                         234,680
                                                                    ------------
Industrial Commodities-3.7%
Chemicals-2.7%
Cabot Corp. ................................               700            26,257
Dow Chemical Co. ...........................             2,575            56,401
E. I. du Pont de Nemours & Co. .............               450            20,880
Eastman Chemical Co. .......................               700            35,378
Lubrizol Corp. .............................               600            18,618
                                                                    ------------
                                                                         157,534
                                                                    ------------
Containers - Metal/Glass/Paper-0.1%
Owens-Illinois, Inc.(a).....................               650             4,589
                                                                    ------------

Paper-0.9%
Smurfit-Stone Container Corp.(a)............             1,800            26,946
Temple-Inland, Inc. ........................               375            19,916
Westvaco Corp. .............................               325             8,268
                                                                    ------------
                                                                          55,130
                                                                    ------------
                                                                         217,253
                                                                    ------------
Utilities-3.2%
Electric Companies-3.2%
American Electric Power Co., Inc. ..........             2,250           112,950
Consolidated Edison, Inc. ..................             1,575            61,661
FirstEnergy Corp. ..........................               200             6,130
Wisconsin Energy Corp. .....................               200             4,660
                                                                    ------------
                                                                         185,401
                                                                    ------------
Services-3.0%
Railroads-3.0%
Burlington Northern Santa Fe Corp. .........             1,200            37,284
Norfolk Southern Corp. .....................             3,900            86,463
Union Pacific Corp. ........................               900            51,750
                                                                    ------------
                                                                         175,497
                                                                    ------------
Technology-1.7%
Computers-0.9%
Hewlett-Packard Co. ........................             1,800            52,776
                                                                    ------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous Industrial Technology-0.8%
Avnet, Inc. ................................             1,025      $     25,256
Ingram Micro, Inc. Cl.A(a)..................               275             3,644
Tech Data Corp.(a)..........................               625            18,762
                                                                    ------------
                                                                          47,662
                                                                    ------------
                                                                         100,438
                                                                    ------------
Consumer Staples-1.7%
Foods-0.8%
ConAgra Foods, Inc. ........................             1,200            25,020
Tyson Foods, Inc. Cl.A......................             1,500            19,110
                                                                    ------------
                                                                          44,130
                                                                    ------------
Retail Stores - Food-0.3%
SUPERVALU, Inc. ............................             1,225            19,061
                                                                    ------------

Tobacco-0.6%
Philip Morris Companies, Inc. ..............               650            33,417
                                                                    ------------
                                                                          96,608
                                                                    ------------
Capital Equipment-1.4%
Auto Trucks - Parts-0.6%
Dana Corp. .................................             1,550            33,356
                                                                    ------------

Electrical Equipment-0.8%
Cooper Industries, Inc. ....................               900            34,227
Thomas & Betts Corp. .......................               550            11,490
                                                                    ------------
                                                                          45,717
                                                                    ------------
                                                                          79,073
                                                                    ------------
Consumer Growth-1.1%
Drugs-1.1%
Pharmacia Corp. ............................               250            12,140
Schering-Plough Corp. ......................             1,175            49,291
                                                                    ------------
                                                                          61,431
                                                                    ------------
Non-Financial-0.4%
Miscellaneous Building-0.4%
Sherwin-Williams Co. .......................             1,200            25,608
                                                                    ------------

Total United States Investments
   (cost $1,972,239)........................                           2,050,470
                                                                    ------------
Foreign Investments-41.0%
Australia-0.3%
Australia and New Zealand Banking
   Group, Ltd. .............................             2,300            17,805
                                                                    ------------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Canada-3.5%
Bank of Montreal............................             3,530      $     89,078
Canadian National Railway Co. ..............               450            17,956
Petro-Canada................................             1,000            26,820
Talisman Energy, Inc.(a)....................             1,400            56,707
TrizecHahn Corp. ...........................               800            13,396
                                                                    ------------
                                                                         203,957
                                                                    ------------
Finland-1.0%
Sampo Oyj Series A..........................             1,000             8,457
UPM-Kymmene Oyj.............................             1,600            50,671
                                                                    ------------
                                                                          59,128
                                                                    ------------
France-3.6%
Accor, SA...................................               300            12,210
Assurances Generales de France (AGF)........               325            18,428
Aventis, SA.................................               450            33,336
Compagnie de Saint-Gobain...................               110            16,362
PSA Peugeot Citroen.........................               140            38,702
Societe Generale............................               550            32,674
Suez, SA....................................               500            15,222
Total Fina Elf, SA..........................               150            21,805
Usinor, SA..................................             1,400            17,865
                                                                    ------------
                                                                         206,604
                                                                    ------------
Germany-3.4%
Altana AG...................................               936            31,582
AMB Aachener & Muenchener Beteiligungs AG...               175            17,907
BASF AG.....................................               700            28,118
Bayerische Hypo- und Vereinsbank AG.........               300            14,412
DePfa Deutsche Pfandbriefbank AG............               150            10,289
E.On AG.....................................               500            24,879
Heidelberger Zement AG......................               200             9,421
Siemens AG..................................               350            25,075
Volkswagen AG...............................               450            21,900
Volkswagen AG pfd. .........................               350            11,099
                                                                    ------------
                                                                         194,682
                                                                    ------------
Hong Kong-0.4%
The Wharf (Holdings), Ltd. .................             7,000            15,750
Wing Lung Bank, Ltd. .......................             2,000             9,385
                                                                    ------------
                                                                          25,135
                                                                    ------------
Italy-2.0%
Banca Nazionale del Lavoro..................             4,000            12,989
ENI SpA.....................................             2,000            12,854
San Paolo-IMI SpA...........................             1,800            24,339
Telecom Italia Mobile SpA...................             2,000            11,670
Telecom Italia SpA..........................             2,800            26,733
UniCredito Italiano SpA.....................             6,000            26,435
                                                                    ------------
                                                                         115,020
                                                                    ------------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Japan-4.7%
Canon, Inc. ................................             1,000      $     39,620
Canon Sales Co., Inc. ......................             1,000            10,490
Fuji Heavy Industries, Ltd. ................             4,000            27,894
Honda Motor Co., Ltd. ......................             1,000            42,059
Mitsubishi Electric Corp. ..................             2,000            11,221
Mitsui Chemicals, Inc. .....................             3,000            13,804
Nichirei Corp. .............................             4,000            15,040
Nomura Securities Co., Ltd. ................             1,000            20,062
Sumitomo Trust and Banking Co., Ltd. .......             2,000            12,938
Takefuji Corp. .............................               200            17,665
Tohoku Electric Power Co., Inc. ............             1,000            14,813
Toppan Printing Co., Ltd. ..................             1,000            11,061
UFJ Holdings, Inc. .........................                 5            28,390
Yamaha Corp. ...............................             1,000            10,414
                                                                    ------------
                                                                         275,471
                                                                    ------------
Netherlands-4.6%
DSM NV .....................................             1,040            38,310
ING Groep NV................................             1,440            93,766
Koninklijke Vopak NV........................               400             9,048
Royal Dutch Petroleum Co. ..................             1,400            84,851
Unilever Plc................................             5,300            40,319
                                                                    ------------
                                                                         266,294
                                                                    ------------
Portugal-0.8%
Banco Espirito Santo, SA....................             1,600            21,649
EDP- Electricidade de Portugal, SA..........            10,000            24,608
                                                                    ------------
                                                                          46,257
                                                                    ------------
Spain-2.9%
Banco Santander Central Hispano, SA.........             7,700            61,838
Grupo Dragados, SA..........................               700             8,755
Iberdrola, SA...............................             2,600            33,640
Repsol YPF, SA..............................             1,200            21,371
Telefonica, SA..............................             2,900            42,598
                                                                    ------------
                                                                         168,202
                                                                    ------------
Sweden-0.2%
Nordea AB...................................             2,600            14,451
                                                                    ------------

Switzerland-3.8%
Holcim, Ltd. ...............................                50            10,391
Nestle, SA..................................                20            41,329
Novartis AG.................................             3,100           117,718
UBS AG .....................................               325            48,461
                                                                    ------------
                                                                         217,899
                                                                    ------------
Taiwan-0.3%
Compal Electronics, Inc. ...................             3,000            19,410
                                                                    ------------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom-9.5%
AstraZeneca Plc.............................             1,300      $     61,291
Barratt Developments Plc....................             3,300            16,845
Bass Plc....................................             2,700            29,785
British Airways Plc.........................             8,500            44,173
British American Tobacco Plc................             5,700            43,644
British Telecommunications Plc..............             3,000            18,504
   rights, expiring 6/15/01(a)..............               900             1,704
CGNU Plc....................................             3,700            48,477
Lattice Group Plc...........................            12,000            22,971
Lloyds TSB Group Plc........................             3,900            38,710
Royal & Sun Alliance Insurance Group Plc....             5,600            36,804
Royal Bank of Scotland Group Plc............             1,650            37,902
Safeway Plc.................................             9,100            49,484
Shell Transport & Trading Co. Plc...........             6,000            51,940
Taylor Woodrow Plc..........................             5,600            15,643
Vodafone Group Plc..........................             7,700            19,789
Wolseley Plc................................             2,000            14,123
                                                                    ------------
                                                                         551,789
                                                                    ------------
Total Foreign Investments
   (cost $2,415,331)........................                           2,382,104
                                                                    ------------

Total Common Stocks & Other Investments
   (cost $4,387,570)........................                           4,432,574
                                                                    ------------
SHORT-TERM INVESTMENT-8.5%
Time Deposit-8.5%
State Street Euro Dollar
   3.50%, 6/01/01
   (amortized cost $495,000)................             $ 495           495,000
                                                                    ------------
Total Investments-84.8%
   (cost $4,882,570)........................                           4,927,574
Other assets less liabilities-15.2%.........                             879,866
                                                                    ------------
Net Assets-100%.............................                        $  5,807,440
                                                                    ============

(a) Non-income producing security.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2001 (unaudited)

Assets
Investments in securities, at value (cost $4,882,570) ...........     $4,927,574
Cash ............................................................            756
Foreign cash, at value (cost $664,964) ..........................        672,827
Receivable for shares of beneficial interest sold ...............        241,557
Deferred offering costs .........................................        107,148
Receivable due from Adviser .....................................         76,278
Dividends and interest receivable ...............................         10,544
Foreign tax receivable ..........................................            900
                                                                      ----------
Total assets ....................................................      6,037,584
                                                                      ----------
Liabilities
Payable for investment securities purchased .....................         34,107
Distribution fee payable ........................................          1,972
Variation margin payable on futures contracts ...................          1,070
Accrued expenses and other liabilities ..........................        192,995
                                                                      ----------
Total liabilities ...............................................        230,144
                                                                      ----------
Net Assets ......................................................     $5,807,440
                                                                      ==========
Composition of Net Assets
Shares of beneficial interest, at par ...........................     $        6
Additional paid-in capital ......................................      5,758,377
Undistributed net investment income .............................          8,036
Accumulated net realized gain on investments and
   foreign currency transactions ................................          8,499
Net unrealized appreciation of investments, futures
   contracts and foreign currency denominated assets
   and liabilities ..............................................         32,522
                                                                      ----------
                                                                      $5,807,440
                                                                      ==========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($3,796,251 / 370,027 shares of beneficial interest
   issued and outstanding) ......................................         $10.26
Sales charge--4.25% of public offering price ....................            .46
                                                                          ------
Maximum offering price ..........................................         $10.72
                                                                          ======
Class B Shares
Net asset value and offering price per share
   ($1,031,905 / 100,750 shares of beneficial interest
   issued and outstanding) ......................................         $10.24
                                                                          ======
Class C Shares
Net asset value and offering price per share
   ($711,027 / 69,406 shares of beneficial interest
   issued and outstanding) ......................................         $10.24
                                                                          ======
Advisor Class Shares
Net asset value, redemption, and offering price per share
   ($268,257 / 26,168 shares of beneficial interest
   issued and outstanding) ......................................         $10.25
                                                                          ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 15

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
March 29, 2001(a) to May 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $1,195) ........................       $  16,178
Interest ......................................           4,706        $ 20,884
                                                      ---------
Expenses
Advisory fee ..................................           4,581
Distribution fee - Class A ....................             668
Distribution fee - Class B ....................           1,275
Distribution fee - Class C ....................             827
Organization expenses .........................          35,150
Amortization of offering expenses .............          22,352
Administrative ................................          22,000
Custodian .....................................          12,096
Audit and legal ...............................           9,324
Transfer agency ...............................           4,815
Printing ......................................           3,465
Directors' fees ...............................           3,339
Miscellaneous .................................             315
                                                      ---------
Total expenses ................................         120,207
Less: expenses waived and reimbursed
   by the Adviser (see Note B) ................        (107,359)
                                                      ---------
Net expenses ..................................                          12,848
                                                                       --------
Net investment income .........................                           8,036
                                                                       --------
Realized and Unrealized Gain (Loss)
on Investments, Futures and Foreign
Currency Transactions
Net realized gain on investment
   transactions ...............................                           6,590
Net realized gain on foreign currency
   transactions ...............................                           1,909
Net change in unrealized
   appreciation/depreciation of:
     Investments ..............................                          27,515
     Futures ..................................                          (3,269)
     Foreign currency denominated
       assets and liabilities .................                           8,276
                                                                       --------
Net gain on investments, futures and
   foreign currency transactions ..............                          41,021
                                                                       --------
Net Increase in Net Assets
   from Operations ............................                        $ 49,057
                                                                       ========

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               March 29, 2001(a)
                                                                      to
                                                                 May 31, 2001
                                                                  (unaudited)
                                                               =================
Increase in Net Assets from Operations
Net investment income ......................................   $           8,036
Net realized gain on investments and foreign
   currency transactions ...................................               8,499
Net change in unrealized appreciation/depreciation of
   investments, futures and foreign currency denominated
   assets and liabilities ..................................              32,522
                                                               -----------------
Net increase in net assets from operations .................              49,057
Transactions in Shares of Beneficial Interest
Net increase ...............................................           5,733,383
                                                               -----------------
Total increase .............................................           5,782,440
Net Assets
Beginning of period ........................................              25,000
                                                               -----------------
End of period (including undistributed net
   investment income of $8,036) ............................   $       5,807,440
                                                               =================

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of four funds (the "Funds"), the Global Value Fund, the International Value Fund, the Small Cap Value Fund and the Value Fund. Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Global Value Fund. The Fund commenced operations on March 29, 2001. The Global Value Fund (the "Fund") offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares of each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 for each of Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to on going distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of $129,500 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001 under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares and 2.20% for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended May 31, 2001, expenses in the amount of $93,707 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended May 31, 2001, the Adviser agreed to waive its fees. Such waiver amounted to $22,000.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

The Fund compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended May 31, 2001, the Transfer Agent agreed to waive $4,500 for such services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $480 from the sale of Class A shares for the period ended May 31, 2001.

Brokerage commissions paid on investment transactions for the period ended May 31, 2001 amounted to $6,818, of which $2,563 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $105,204 and $82,141 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $4,697,730 and $321,160, respectively, for the period ended May 31, 2001. There were purchases of $119,980 and sales of $4,822 of U.S. government and government agency obligations for the period ended May 31, 2001.

At May 31, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $134,337 and gross unrealized depreciation of investments was $89,333, resulting in net unrealized appreciation of $45,004, excluding foreign currency transactions.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments.

At the time the Fund enters into a future contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Puruant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At May 31, 2001, the Fund had outstanding futures contracts as follows:

                                                                       Value at     Unrealized
                       Number of              Expiration   Original     May 31,   Appreciation/
        Type           Contracts   Position      Month       Value       2001     (Depreciation)
--------------------   ---------   --------   ----------   --------    --------   --------------
Australian SPI Index       1         Long     June 2001    $ 42,895    $ 42,697        (198)
British Pound FT-SE
      100 Index            1         Long     June 2001      82,292      82,055        (237)
Canadian S&P TSE
      60 Index             1         Long     June 2001      59,518      60,964       1,446
Euro CAC 40 Index          1         Long     June 2001      45,339      45,882         543
Japanese TSE Topix         1         Long     June 2001     115,186     110,363      (4,823)

2. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

There were no forward exchange currency contracts outstanding at May 31, 2001.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                                      -----------------       -----------------
                                           Shares                  Amount
                                      -----------------       -----------------
                                      March 29, 2001(a)       March 29, 2001(a)
                                        to May 31, 2001         to May 31, 2001
                                            (unaudited)             (unaudited)
                                      -----------------------------------------
Class A
Shares sold                                     435,074             $ 4,435,292
--------------------------------------------------------------------------------
Shares redeemed                                 (67,527)               (686,753)
--------------------------------------------------------------------------------
Net increase                                    367,547             $ 3,748,539
================================================================================

Class B
Shares sold                                     100,845             $ 1,017,771
--------------------------------------------------------------------------------
Shares redeemed                                    (105)                 (1,081)
--------------------------------------------------------------------------------
Net increase                                    100,740             $ 1,016,690
================================================================================

Class C
Shares sold                                      69,436             $   702,800
--------------------------------------------------------------------------------
Shares redeemed                                     (40)                   (411)
--------------------------------------------------------------------------------
Net increase                                     69,396             $   702,389
================================================================================

Advisor Class
Shares sold                                      26,168             $   265,765
--------------------------------------------------------------------------------
Shares redeemed                                      -0-                     -0-
--------------------------------------------------------------------------------
Net increase                                     26,168             $   265,765
================================================================================

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

(a) Commencement of operations.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 23

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended May 31, 2001.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest
Outstanding Throughout The Period

                                       ------------   ------------   ------------   -------------
                                         Class A        Class B        Class C      Advisor Class
                                       ------------   ------------   ------------   -------------
                                          March 29,      March 29,     March 29,       March 29,
                                         2001(a) to     2001(a) to    2001(a) to      2001(a) to
                                       May 31, 2001   May 31, 2001   May 31, 2001   May 31, 2001
                                        (unaudited)    (unaudited)    (unaudited)    (unaudited)
                                       ----------------------------------------------------------
Net asset value, beginning of period      $   10.00      $   10.00      $   10.00      $   10.00
                                       ----------------------------------------------------------
Income From Investment
  Operations
Net investment income(b)(c) .........           .04            .02            .02            .04
Net realized and unrealized gain
  on investments and foreign currency
  transactions ......................           .22            .22            .22            .21
                                       ----------------------------------------------------------
Net increase in net asset
  value from operations .............           .26            .24            .24            .25
                                       ----------------------------------------------------------
Net asset value, end of period ......     $   10.26      $   10.24      $   10.24      $   10.25
                                       ==========================================================
Total Return
Total investment return based on
  net asset value(d) ................          2.60%          2.40%          2.40%          2.50%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................     $   3,796      $   1,032      $     711      $     268
Ratio to average net assets of:
  Expenses, net of waivers/
  reimbursements(e) .................          2.50%          3.20%          3.20%          2.20%
  Expenses, before waivers/
  reimbursements(e) .................         11.77%         25.74%         32.89%         48.03%
  Net investment income(e) ..........          2.45%           .95%          1.00%          2.15%
Portfolio turnover rate .............            17%            17%            17%            17%

(a)   Commencement of operations.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(e)   Annualized.


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                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 25

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity

Another term for stock.

hedge

An investment that takes a position in a security which is contrary to a position in a similar or different security, with the intention of reducing the risk of adverse price movements in the second security.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.

valuation

The process of determining the value of an asset or company.


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26 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 27

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements

      Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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28 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Andrew S. Adelson, Vice President
Kevin F. Simms, Vice President
Seth Masters, Vice President
Edmund P. Bergen, Jr., Secretary
Dominick Pugliese, Assistant Secretary
Andrew L. Gangolf, Assistant Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02118

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 29

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

NOTES


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Alliance Capital[LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACBVIGVFSR501